Financial instruments (Details 4) - United States of America, Dollars - Future Exports [Member] R$ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Designated balance	$ 5,325	R$ 25,780	$ 5,239	R$ 27,336
Hedge discontinued	(314)	(1,629)
Designations	$ 400	2,044
Currency translation adjustments		R$ (1,971)